Note 10. Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 10. RELATED PARTY

In December 2009, the Company engaged a law firm to provide legal services to the Company which employed as an associate a family member of the Company’s President and Chief Executive Officer.  Total fees paid to this firm were approximately $136,000, $382,000 and $313,000 in 2012, 2011 and 2010, respectively.  The amount due to the firm included in accounts payable was $0 as of December 31, 2012 and 2011, respectively.